SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Interest on lease liabilities (per ASC 842)	$ 21	$ 26	$ 97	$ 66	$ 77
Operating lease expense (per ASC 842)	614	406	866	828	775
Short-term lease expense (other than ASC 842)	1	1	44	20	4
Total lease expense	$ 636	$ 433	$ 910	$ 848	$ 779